Prepaid Expenses	12 Months Ended
Dec. 31, 2020
Prepaid Expenses
Note 4 - Prepaid Expenses

Prepaid expenses consisted of the following at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Bonds	$-	$9,381
Transfer agent fees	14,226	11,123
Total prepaid expenses	$14,226	$20,504